Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net ¥ in Thousands, $ in Thousands	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 81,990		¥ 81,991
Less: accumulated depreciation	23,205		20,581
Property and equipment, net	58,785	$ 8,188	61,410
Office real estate [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	20,995		20,996
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,991		5,991
Production and other machineries [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 55,004		¥ 55,004